Schedule I—Condensed Financial Information of the Company - Schedule of Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ (2,275,386)	$ (325,377)	¥ 454,960	¥ 280,477
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	2,238,238	320,065	(509,951)	(312,323)
Compensation expenses associated with stock options	16,996	2,430	38,589	17,095
Other non-cash adjustments	13,219	1,891	(4,088)	(22,569)
Changes in operating assets and liabilities:
Other receivables			18	(20)
Accrued payroll and other payables	(150)	(22)	(2,432)	820
Net cash used in operating activities	(7,083)	(1,013)	(22,904)	(36,520)
Cash flows from investing activities:
Changes in investment in subsidiaries and an affiliate	12,265	1,753	(11,418)	2,458
Advances to subsidiaries and affiliates	(13,044)	(1,865)	11,087	(10,005)
Purchase of short-term investments	(33,733)	(4,824)	(3,650)
Proceeds from disposal of subsidiaries	354	51
Proceeds from disposal of short-term investments	32,076	4,587		27,639
Others			44
Net cash generated from (used in) investing activities	(2,082)	(298)	(3,937)	20,092
Cash flows used in financing activities:
Proceeds on exercise of stock options	73	10
Repurchase of ordinary shares from open market			(5,735)	(29,044)
Proceeds from share issuances	7,299	1,044	93
Net cash (used in) generated from financing activities	7,372	1,054	(5,642)	(29,044)
Net decrease in cash and cash equivalents	(1,793)	(257)	(32,483)	(45,472)
Cash and cash equivalents and restricted cash at beginning of year	20,014	2,862	23,595	38,512
Effect of exchange rate changes on cash and cash equivalents	(14,634)	(2,092)	28,902	30,555
Cash and cash equivalents and restricted cash at the end of the year	¥ 3,587	$ 513	¥ 20,014	¥ 23,595